Material accounting policies - Going concern (Details) £ in Thousands, $ in Millions							3 Months Ended		12 Months Ended
	Sep. 30, 2025 GBP (£)	Sep. 05, 2025 GBP (£)	Jul. 10, 2025 GBP (£)	Jul. 10, 2025 USD ($)	Jan. 24, 2025 GBP (£)	Jan. 24, 2025 USD ($)	Mar. 24, 2026 GBP (£)	Mar. 24, 2026 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 05, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Significant accounting policies
Cash and cash equivalents									£ 69,082				£ 22,556	£ 48,680	£ 62,927
Proceeds from issuing shares									105,760
Net shareholders' deficit									(121,445)				£ (499,341)	£ (49,779)	£ 7,318
Liquidity position at the date of signing of the report
Significant accounting policies
Cash and cash equivalents							£ 43,000
Liquidity position at the date of signing of the report | Scenario forecast
Significant accounting policies
Expected net cash outflows from operations over next 12-month period							145,000
Convertible senior secured notes
Significant accounting policies
Mandatory cash balance under loan covenants									7,400	$ 10.0
January 2025 offering
Significant accounting policies
Proceeds from issuing shares									44,203
Gross proceeds					£ 72,000	$ 90.0
July 2025 Offering
Significant accounting policies
Proceeds from issuing shares			£ 51,000	$ 69.0					48,550
At the marker offering
Significant accounting policies
Aggregate offering price	£ 74,000	£ 74,000									$ 100.0	$ 100.0
Percentage of commission on gross proceeds	3.00%	3.00%
Proceeds from issuing shares									£ 12,740
At the marker offering | Share transaction
Significant accounting policies
Proceeds from issuing shares							£ 16,200	$ 21.3